UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.L.C.
           --------------------------------------------------
Address:   65 East 55th Street - 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           --------------------------------------------------
Title:     Managing Principal
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Brian J. Higgins             New York, New York         11/15/04
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $ 749,483
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name

1                 28-10358                       KING STREET CAPITAL, LTD.

2                 28-10355                       BRIAN J. HIGGINS

3                 28-10357                       O. FRANCIS BIONDI, JR.

4                 28-10701                       KING STREET CAPITAL, L.P.


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

                         TITLE OF                    VALUE         SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP       (X$1000)        PRN AMT    PRN   CALL  DISCRETION  MANAGER   SOLE   SHARED  NONE
ALTRIA GROUP INC         COM           02209S103      16,229         345,000    SH   CALL   Defined    1, 2, 3
ALTRIA GROUP INC         COM           02209S103       7,291         155,000    SH   CALL   Defined    2, 3, 4

APOLLO GROUP INC         CLA           037604105       4,989          68,000    SH    PUT   Defined    1, 2, 3          68,000
APOLLO GROUP INC         CLA           037604105       2,348          32,000    SH    PUT   Defined    2, 3, 4          32,000

AT&T CORP                COM NEW       001957505       3,952         276,000    SH   CALL   Defined    1, 2, 3
AT&T CORP                COM NEW       001957505       1,776         124,000    SH   CALL   Defined    2, 3, 4

CALPINE CORP             COM           131347106       5,377       1,854,000    SH   CALL   Defined    1, 2, 3
CALPINE CORP             COM           131347106       2,416         833,000    SH   CALL   Defined    2, 3, 4

CENTURYTEL INC           COM           156700106       2,363          69,000    SH   CALL   Defined    1, 2, 3
CENTURYTEL INC           COM           156700106       1,061          31,000    SH   CALL   Defined    2, 3, 4

CITIGROUP INC            *W EXP
                         99/99/999     172967127           5           3,600    SH          Defined    1, 2, 3           3,600
CITIGROUP INC            *W EXP
                         99/99/999     172967127           9           6,400    SH          Defined    2, 3, 4           6,400

CLEVELAND CLIFFS INC     COM           185896107       1,395          17,250    SH          Defined    1, 2, 3          17,250
CLEVELAND CLIFFS INC     COM           185896107         627           7,750    SH          Defined    2, 3, 4           7,750

DANIELSON HLDG CORP      COM           236274106       4,608         756,577    SH          Defined    1, 2, 3         756,577
DANIELSON HLDG CORP      COM           236274106       2,070         339,911    SH          Defined    2, 3, 4         339,911

DELTA AIR LINES INC DEL  COM           247361108         217          66,096    SH          Defined    1, 2, 3          66,096
DELTA AIR LINES INC DEL  COM           247361108         102          31,104    SH          Defined    2, 3, 4          31,104

DELTA AIR LINES INC DEL  COM           247361108       1,873         569,200    SH   CALL   Defined    1, 2, 3
DELTA AIR LINES INC DEL  COM           247361108         842         255,800    SH   CALL   Defined    2, 3, 4

DPL INC                  COM           233293109       3,997         194,200    SH   CALL   Defined    1, 2, 3
DPL INC                  COM           233293109       1,811          88,000    SH   CALL   Defined    2, 3, 4

EXIDE TECHNOLOGIES       *W EXP
                         99/99/999     302051123          74          24,706    SH          Defined    1, 2, 3          24,706
EXIDE TECHNOLOGIES       *W EXP
                         99/99/999     302051123          35          11,626    SH          Defined    2, 3, 4          11,626

EXIDE TECHNOLOGIES       COM NEW       302051206      18,298       1,154,417    SH          Defined    1, 2, 3       1,154,417
EXIDE TECHNOLOGIES       COM NEW       302051206       8,611         543,255    SH          Defined    2, 3, 4         543,255

GRACE W R & CO DEL NEW   COM           38388F108       9,296         983,688    SH          Defined    1, 2, 3         983,688
GRACE W R & CO DEL NEW   COM           38388F108       4,375         462,912    SH          Defined    2, 3, 4         462,912

GRACE W R & CO DEL NEW   COM           38388F108       3,004         317,900    SH   CALL   Defined    1, 2, 3
GRACE W R & CO DEL NEW   COM           38388F108       1,390         147,100    SH   CALL   Defined    2, 3, 4

KINDRED HEALTHCARE INC   *W EXP
                         04/20/200     494580111       7,854         387,872    SH          Defined    1, 2, 3         387,872
KINDRED HEALTHCARE INC   *W EXP
                         04/20/200     494580111       3,696         182,528    SH          Defined    2, 3, 4         182,528

KINDRED HEALTHCARE INC   *W EXP
                         04/20/200     494580129      12,393         686,188    SH          Defined    1, 2, 3         686,188
KINDRED HEALTHCARE INC   *W EXP
                         04/20/200     494580129       5,832         322,912    SH          Defined    2, 3, 4         322,912

LAIDLAW INTL INC         COM           50730R102       2,237         136,000    SH          Defined    1, 2, 3         136,000
LAIDLAW INTL INC         COM           50730R102       1,053          64,000    SH          Defined    2, 3, 4          64,000

NRG ENERGY INC           COM NEW       629377508       5,862         217,600    SH          Defined    1, 2, 3         217,600
NRG ENERGY INC           COM NEW       629377508       2,759         102,400    SH          Defined    2, 3, 4         102,400

PG&E CORP                COM           69331C108     249,361       8,202,675    SH          Defined    1, 2, 3       8,202,675
PG&E CORP                COM           69331C108     134,271       4,416,825    SH          Defined    2, 3, 4       4,416,825

SEMPRA ENERGY            COM           816851109      52,439       1,449,000    SH          Defined    1, 2, 3       1,449,000
SEMPRA ENERGY            COM           816851109      23,560         651,000    SH          Defined    2, 3, 4         651,000

TXU CORP                 COM           873168108      48,878       1,020,000    SH          Defined    1, 2, 3       1,020,000
TXU CORP                 COM           873168108      23,002         480,000    SH          Defined    2, 3, 4         480,000

UNITED STATES STL CORP
NEW                      COM           912909108      10,233         272,000    SH   CALL   Defined    1, 2, 3
UNITED STATES STL CORP
NEW                      COM           912909108       4,815         128,000    SH   CALL   Defined    2, 3, 4

USEC INC                 COM           90333E108      21,466       2,070,000    SH          Defined    1, 2, 3       2,070,000
USEC INC                 COM           90333E108       9,644         930,000    SH          Defined    2, 3, 4         930,000

VERIZON COMMUNICATIONS   COM           92343V104      13,389         340,000    SH   CALL   Defined    1, 2, 3
VERIZON COMMUNICATIONS   COM           92343V104       6,301         160,000    SH   CALL   Defined    2, 3, 4

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